Material Accounting Policy Information (Details) - Schedule of Depreciation Computed on Straight-Line over Estimated Useful Lives of Property, Plant and Equipment	12 Months Ended
Feb. 29, 2024
Property [Member]
Schedule of Depreciation Computed on Straight-Line over Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
Average useful life	20-50 years
Property - Right of use assets [Member]
Schedule of Depreciation Computed on Straight-Line over Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
Average useful life	Lease term or useful life whichever is shorter
Property - Leasehold improvements [Member]
Schedule of Depreciation Computed on Straight-Line over Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
Average useful life	3 years or lease term
Plant, equipment and vehicles [Member]
Schedule of Depreciation Computed on Straight-Line over Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
Average useful life	4-5 years
IT equipment [Member]
Schedule of Depreciation Computed on Straight-Line over Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
Average useful life	3 years
Capitalized telematics devices - Installed [Member]
Schedule of Depreciation Computed on Straight-Line over Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Depreciation method	Straight line
Average useful life	5 years